GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) $ in Thousands		3 Months Ended				12 Months Ended
	Jul. 31, 2017 reporting_unit	Oct. 29, 2017 USD ($)	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 29, 2017 USD ($) reporting_unit	Oct. 30, 2016 USD ($)	Nov. 01, 2015 USD ($)
Goodwill [Line Items]
Number of reporting units | reporting_unit						6
Goodwill impairment		$ 6,000	$ 0	$ 0	$ 0	$ 6,000	$ 0	$ 0
Goodwill		148,291				$ 148,291	$ 154,271	158,026
Acquired finite-lived intangible assets, weighted average useful life						15 years	15 years
Intangible asset amortization						$ 9,620	$ 9,638	16,903
Engineered Building Systems
Goodwill [Line Items]
Number of reporting units | reporting_unit						1
Goodwill impairment						$ 0
Goodwill		14,310				$ 14,310	14,310	14,310
Metal Components
Goodwill [Line Items]
Number of reporting units | reporting_unit						2
Goodwill impairment						$ 0
Goodwill		7,110				$ 7,110	7,110	7,110
Insulated Metal Panels
Goodwill [Line Items]
Number of reporting units | reporting_unit	2					2
Goodwill impairment						$ 0
Goodwill		121,464				$ 121,464	121,444	125,199
Metal Coil Coating
Goodwill [Line Items]
Number of reporting units | reporting_unit	1					1
Goodwill impairment						$ 6,000
Goodwill		5,407				5,407	$ 11,407	$ 11,407
CENTRIA
Goodwill [Line Items]
Goodwill impairment						6,000
CENTRIA | Metal Coil Coating
Goodwill [Line Items]
Goodwill		$ 5,400				$ 5,400